Equity-based compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based compensation

(14) Equity-based compensation

2013 Equity Incentive Plan

In 2013, the Company’s Board of Directors adopted the 2013 Equity Incentive Plan (the “2013 Plan”). Under the 2013 Plan, the Company has granted awards in the form of Class M Units to employees and directors of the Company and its subsidiaries. The Class M Units receive distributions (other than tax distributions) only upon a liquidity event, as defined, that exceeds a threshold equivalent to the fair value of the Company, as determined by the Company’s Board of Directors, at the grant date. Eighty percent of the awards vest over five years of continuous employment or service while the other twenty percent only vest in the event of an initial public offering of the Company’s common stock or that of its parent or one of its subsidiaries, subject to the holder of the Class M Units remaining employed or providing services on the date of such initial public offering. All awards include a repurchase option at the election of the Company for the vested portion upon termination of employment or service, and have a ten year contractual term. These awards are accounted for as equity at their fair value as of the grant date.

The fair value of each award was estimated on the date of grant using a Monte Carlo simulation model.

The weighted average assumptions for the grants are provided in the following table. Since the Company’s shares were not publicly traded, expected volatility was estimated based on the average historical volatility of similar entities with publicly traded shares. The term was based on the estimated time to a liquidity event. The risk-free rate for the expected term of the M Unit was is based on the U.S. Treasury yield curve at the date of grant.

Valuation assumptions:

	Year ended December 31,
	2014	2013
Expected term (years)	1.70	3.70
Expected volatility	36.8%	39.4%
Risk-free interest rate	0.4%	0.8%
Dividend yield	—	—

During the year ended December 31, 2015, the Company modified the vesting terms of 10.737 outstanding Class M Units such that those units are fully vested and eligible to receive distributions following a liquidity event. In connection with the IPO and related recapitalization transactions as described in Note 1, all of the outstanding Class M Units were converted into Holdings Units and Class B common shares of Planet Fitness, Inc. in accordance with the terms of the awards. The Company’s IPO constituted a qualifying event under the terms of the awards and as a result 4,238,338 Holdings Units and corresponding Class B Common shares were issued to the existing Class M Unit holders with a weighted-average grant date fair value of $1.52 per share. The Company recorded $4,731 of compensation expense in the year ended December 31, 2015 related to these awards. The amount of total unrecognized compensation cost related to all awards under this plan was $729 as of December 31, 2015, which is expected to be recognized over a weighted-average period of 2.4 years.

A summary of Class M Unit activity is presented below:

	Class M Units	Holdings Units	Weighted average grant date fair value
Outstanding at January 1, 2013	—	$—
Units granted	431.577	—

Outstanding at December 31, 2013	431.577	—

Units granted	121.051	—
Units forfeited	(47.368)	—

Outstanding at December 31, 2014	505.260	—

Units granted	—	—
Units forfeited	(21.053)	—
Units converted upon IPO	(484.207)	4,238,338	1.52

Outstanding at December 31, 2015	—	4,238,338	1.52

Vested or expected to vest at December 31, 2015	—	4,238,338	1.52

The weighted average grant-date fair value of the Class M Units vested during the years ended December 31, 2014 and 2013 was $10,047 and $10,656 per unit, respectively. During the years ended December 31, 2014 and 2013, 69.052 and 24.421 units vested, respectively, but were not yet exercisable due to the fact that exercisability was contingent on a liquidity event. No distributions were paid under these awards in 2013 or 2014 and no awards were forfeited in 2013.

2015 Omnibus Incentive Plan

Stock Options

In August 2015, the Company adopted the 2015 Omnibus Incentive Plan (the “2015 Plan”) under which the Company may grant options and other equity-based awards to purchase up to 7,896,800 shares to employees, directors and officers. In connection with the IPO, the Company granted options to purchase up to 106,030 shares to certain employees with an exercise price of $16.00 per share. Options to purchase an additional 10,660 shares were granted during the year ended December 31, 2015, with an exercise price of $17.50 per share. All stock options awarded vest annually, on a tranche by tranche basis, over a period of four years.

The fair value of stock option awards granted during the year ended December 31, 2015 was determined on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

Expected term (years)(1)	6.25
Expected volatility(2)	35.4%
Risk-free interest rate(3)	1.82%
Dividend yield(4)	—

(1)	Expected term represents the estimated period of time until an award is exercised and was determined using the simplified method.
(2)	Expected volatility is based on the historical volatility of a selected peer group over a period equivalent to the expected term.
(3)	The risk-free rate is an interpolation of yields on U.S. Treasury securities with maturities equivalent to the expected term.
(4)	We have assumed a dividend yield of zero as we have no plans to declare dividends in the foreseeable future.

A summary of stock option activity for the year ended December 31, 2015:

	Stock Options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at beginning of period	—	$—
Granted	116,690	16.14
Exercised	—	—
Forfeited	(8,420)	16.00

Outstanding at December 31, 2015	108,270	$16.15	9.6

Vested or expected to vest at December 31, 2015	104,769	$16.15	9.6

The weighted-average grant date fair value of stock options granted during the year ended December 31, 2015 was $6.14. During the year ended December 31, 2015, $131 was recorded to selling, general and administrative expense related to these stock options. As of December 31, 2015, there were 108,270 stock options outstanding none of which were exercisable. The aggregate intrinsic value of stock options outstanding as of December 31, 2015 was $0. As of December 31, 2015, total unrecognized compensation expense related to unvested stock options, including an estimate for pre-vesting forfeitures, was $514, which is expected to be recognized over a weighted-average period of 3.6 years.

Restricted stock units

During the year ended December 31, 2015, the Company granted 8,160 restricted Class A stock units (“RSUs”) to one member of its Board of Directors under the 2015 Plan. The RSUs granted vest in three equal annual installments beginning on first anniversary of the grant date, provided that the recipient continues to serve on the Board of Directors through the vesting dates.

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2015 was $18.38. During the year ended December 31, 2015, $26 was recorded to selling, general and administrative expense related to these RSUs. As of December 31, 2015, there were 8,160 RSUs outstanding none of which were exercisable. As of December 31, 2015, total unrecognized compensation expense related to unvested RSUs, including an estimate for pre-vesting forfeitures was $124, which is expected to be recognized over a weighted-average period of 2.7 years.